Regulatory Capital Requirements and Other Restrictions (Tables)	12 Months Ended
Dec. 31, 2024
Regulatory Capital Requirements and Other Restrictions [Abstract]
Regulatory Capital Information
Table 26.1 presents regulatory capital information for the Company and the Bank in accordance with Basel III capital requirements. We must calculate our risk-based capital ratios under both the Standardized and Advanced Approaches. The Standardized Approach applies assigned risk weights to broad risk categories, while the calculation of risk-weighted assets (RWAs) under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component.
Table 26.1: Regulatory Capital Information

	Wells Fargo & Company					Wells Fargo Bank, N.A.
	Standardized Approach			Advanced Approach		Standardized Approach			Advanced Approach
(in millions, except ratios)	Dec 31, 2024		Dec 31, 2023	Dec 31, 2024	Dec 31, 2023	Dec 31, 2024		Dec 31, 2023	Dec 31, 2024	Dec 31, 2023
Regulatory capital:
Common Equity Tier 1	$134,588		140,783	134,588	140,783	145,651		142,108	145,651	142,108
Tier 1	152,866		159,823	152,866	159,823	145,651		142,108	145,651	142,108
Total	184,638		193,061	174,446	182,726	167,936		165,634	158,021	155,560
Assets:
Risk-weighted assets	1,216,146		1,231,668	1,085,017	1,114,281	1,113,190		1,137,605	916,135	956,545
Adjusted average assets (1)	1,891,333		1,880,981	1,891,333	1,880,981	1,669,946		1,682,199	1,669,946	1,682,199
Regulatory capital ratios:
Common Equity Tier 1 capital	11.07%	*	11.43	12.40	12.63	13.08	*	12.49	15.90	14.86
Tier 1 capital	12.57	*	12.98	14.09	14.34	13.08	*	12.49	15.90	14.86
Total capital	15.18	*	15.67	16.08	16.40	15.09	*	14.56	17.25	16.26
Required minimum capital ratios:
Common Equity Tier 1 capital	9.80		8.90	8.50	8.50	7.00		7.00	7.00	7.00
Tier 1 capital	11.30		10.40	10.00	10.00	8.50		8.50	8.50	8.50
Total capital	13.30		12.40	12.00	12.00	10.50		10.50	10.50	10.50
	Wells Fargo & Company					Wells Fargo Bank, N.A.
	December 31, 2024			December 31, 2023		December 31, 2024			December 31, 2023
Regulatory leverage:
Total leverage exposure (2)	$2,267,641			2,253,933		2,033,458			2,048,633
Supplementary leverage ratio (2)	6.74%			7.09		7.16			6.94
Tier 1 leverage ratio (1)	8.08			8.50		8.72			8.45
Required minimum leverage:
Supplementary leverage ratio	5.00			5.00		6.00			6.00
Tier 1 leverage ratio	4.00			4.00		4.00			4.00
*Denotes the binding ratio under the Standardized and Advanced Approaches at December 31, 2024.
(1)Adjusted average assets consists of total quarterly average assets less goodwill and other permitted Tier 1 capital deductions. The Tier 1 leverage ratio consists of Tier 1 capital divided by total quarterly average assets, excluding goodwill and certain other items as determined under capital rule requirements.
(2)The supplementary leverage ratio consists of Tier 1 capital divided by total leverage exposure. Total leverage exposure consists of total consolidated assets adjusted for certain off-balance sheet exposures, goodwill, and other permitted Tier 1 capital deductions.

Nature of Restrictions on Cash and Cash Equivalents	Table 26.2 provides a summary of restrictions on cash and cash equivalents.
Table 26.2: Nature of Restrictions on Cash and Cash Equivalents

(in millions)	Dec 31, 2024	Dec 31, 2023
Reserve balance for non-U.S. central banks	$188	230
Segregated for benefit of brokerage customers under federal and other brokerage regulations	1,035	986